Employee Benefits - Summary of Quantitative Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trattamento Fine Rapporto | Turnover Rate +1,00% or -1,00%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 39	€ 24
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(44)	(28)
Trattamento Fine Rapporto | Inflation Rate +0,25% or -0,25%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	69	80
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(68)	(78)
Trattamento Fine Rapporto | Annual Discount Rate +0,25% or -0,25%, +1,00% or -1,00%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(94)	(107)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	97	111
Beneficio por Retiro / Terminacion | Annual Discount Rate +0,25% or -0,25%, +1,00% or -1,00%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(94)	(61)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	108	70
Beneficio por Retiro / Terminacion | Salary increase +1,00% or -1,00%
Disclosure Of Defined Benefit Plans [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	92	58
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (84)	€ (53)